Document and Entity Information	12 Months Ended
Jan. 31, 2020
Document And Entity Information
Document Type	S-4
Entity Registrant Name	KLX Energy Services Holdings, Inc.
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001738827
Amendment Flag	false